SCHEDULE OF FINANCIAL INSTRUMENT (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Fair Value Disclosures [Abstract]
As of January 1,	$ 393	$ 506	$ 245
Additions	213	274	242
Change in fair value recognized in profit or loss	(12)	(16)	19
As of December 31,	$ 594	$ 764	$ 506